Derivative financial instruments - Narrative (Details)	Dec. 31, 2023 hedge	Dec. 31, 2023	Dec. 31, 2023 japaneseYenPerPound	Dec. 31, 2023 $ / lb	Dec. 31, 2022 hedge	Dec. 31, 2022	Dec. 31, 2022 japaneseYenPerPound	Dec. 31, 2022 $ / lb
Derivatives designated as fair value hedges | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	1,996				1,796
Average foreign exchange rate of hedging instrument		1.64%				1.97%
Derivatives designated as fair value hedges | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	136				94
Average foreign exchange rate of hedging instrument		0.85%				0.54%
Cash flow hedges | Foreign exchange risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate of hedging instrument			147.94	1.25			148.00	0
Cash flow hedges | Foreign exchange risk | JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	50				58
Cash flow hedges | Foreign exchange risk | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	8				0